ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2018
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

ACORN INTERNATIONAL, INC.

These parent company financial statements have been prepared in conformity with accounting principles generally accepted in the United States.

During 2018, the Company identified a prior period error in the presentation of the parent company financial statements. The error resulted in an overstatement of $8.5 million in total assets of the parent company as at December 31, 2017, and an understatement of $2.1 million and $4.5 million in net cash used in operating activities of the parent company for the years ended December 31, 2016 and 2017, respectively. Based on a qualitative and quantitative analysis of the error, the Company concluded that the impact of this error is immaterial to the parent company financial statements for the years ended December 31, 2016 and 2017. As such, the Company has corrected the presentation error in the parent company financial statements for the years ended December 31, 2016 and 2017.

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS
(In US dollars, except share data)

	December 31,
	2017	2018

Assets
Current assets:
Cash and cash equivalents	$—	$174,658
Total current assets	—	174,658
Investments in subsidiaries and VIEs	86,988,609	71,669,176
Total assets	$86,988,609	$75,698,274

Liabilities and equity
Current liabilities:
Dividend payable	$—	$174,658
Total current liabilities	—	174,658
Total liabilities	—	174,658

Equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized 91,884,402 and 91,884,402 shares issued and 53,602,810 and 51,619,218 shares outstanding as of December 31, 2017 and 2018, respectively)	918,844	918,844
Additional paid-in capital	161,962,671	121,962,651
Accumulated deficits	(110,526,573)	(79,399,389)
Accumulated other comprehensive income	60,968,963	56,507,394
Treasury stock, at cost (38,281,592 and 40,265,184 shares as of December 31, 2017 and 2018, respectively)	(26,335,296)	(28,320,324)

Total equity	86,988,609	71,669,176

Total liabilities and equity	$86,988,609	$75,698,274

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS
(In US dollars)

	For the years ended December 31,
	2016	2017	2018
Income from operations	$—	$—	$—

Income before income taxes	—	—	—
Income taxes	—	—	—
Equity in gains of subsidiaries and VIEs	3,438,370	12,384,303	31,127,184
Net income of Acorn International, Inc.	$3,438,370	$12,384,303	$31,127,184

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(In US dollars, except share data)

	For the years ended December 31,
	2016	2017	2018

Net income	$3,438,370	$12,384,303	$31,127,184
Other comprehensive income, net of tax
Net unrealized losses of available-for-sales securities in the subsidiaries, net of tax of $ (10,490,287) and $ (1,163,160) in 2017 and 2018, respectively.	(53,999,944)	(34,823,436)	(3,489,480)
Foreign currency translation adjustments	(27,715,195)	14,927,138	(972,089)
Comprehensive Income (loss) of Acorn International, Inc.	$(78,276,769)	$(7,511,995)	$26,665,615

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS
(In US dollars)

	For the years ended December 31,
	2016	2017	2018

Operating activities:
Net income of Acorn International, Inc.	$3,438,370	$12,384,303	$31,127,184
Equity in gains of subsidiaries and VIEs	(3,438,370)	(12,384,303)	(31,127,184)
Net cash provided by operating activities	$—	$—	$—

Investing activities:
Dividend received	—	—	40,000,020
Net cash provided by investing activities	$—	$—	$40,000,020

Financing activities:
Dividend paid	—	—	(39,825,362)
Net cash used in financing activities	$—	$—	$(39,825,362)
Net increase in cash and cash equivalents	$—	$—	$174,658
Cash and cash equivalents at the beginning of the year	—	—	—
Cash and cash equivalents at the end of the year	$—	$—	$174,658

FINANCIAL INFORMATION OF PARENT COMPANY

Note to Schedule I

1) Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2) As disclosed in Note 1 to the consolidated financial statements, the Company was incorporated in the British Virgin Islands (“BVI”) on March 4, 2004 to be the holding company of the Company. The Company is an integrated multi-platform marketing company in China which develops, promotes and sells products. The Company’s two primary sales platforms are direct sales and a nationwide distribution network. Direct sales platforms include outbound marketing platform (which until early 2015 included TV direct sales) and Internet sales platform.

3) The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIEs. For the parent company, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries and VIEs” and the subsidiaries and VIEs’ profit or loss as “Equity in income/loss of subsidiaries” on the Condensed Statements of Comprehensive Loss. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIEs regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

4) As of December 31, 2017 and 2018, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company. $5,400,000, nil and $2,455,675 dividend was paid by the Company's subsidiaries to the Company in 2016, 2017 and 2018.